United States
Securities and Exchange Commission
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22632

PGIM High Yield Bond Fund, Inc.
(Exact name of registrant as specified in charter)

655 Broad Street
6th Floor
Newark, NJ 07102
(Address of principal executive offices) (Zip code)

Patrick McGuinness, Esquire
655 Broad Street
6th Floor
Newark, NJ 07102
(Name and address of agent for service)

Registrant’s telephone number, including area code: 973-802-6469

Date of fiscal year end: July 31

Date of reporting period: 7/1/2022 through 6/30/2023

Item 1. Proxy Voting Record.

In determining votes against management, any ballot that management did not make a recommendation is considered to be "FOR" regardless of the vote cast. Any "Abstain" vote cast is considered as voted, and to be against the management recommendation.

FORM N-PX

ICA File Number:  811-22632

Registrant Name:  PGIM High Yield Bond Fund, Inc.

Reporting Period:  07/01/2022 - 06/30/2023

PGIM High Yield Bond Fund, Inc. - Subadviser: PGIM Fixed Income, a business unit of PGIM Inc.

CHESAPEAKE ENERGY CORPORATION Meeting Date: JUN 08, 2023 Record Date: APR 10, 2023 Meeting Type: ANNUAL
Ticker: CHK Security ID: 165167735
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1a.	Election of Director: Domenic J. Dell'Osso, Jr.	Management	For	For
1b.	Election of Director: Timothy S. Duncan	Management	For	For
1c.	Election of Director: Benjamin C. Duster, IV	Management	For	For
1d.	Election of Director: Sarah A. Emerson	Management	For	For
1e.	Election of Director: Matthew M. Gallagher	Management	For	For
1f.	Election of Director: Brian Steck	Management	For	For
1g.	Election of Director: Michael Wichterich	Management	For	For
2.	To approve on an advisory basis our named executive officer compensation.	Management	For	For
3.	To approve on an advisory basis the frequency of shareholder votes on named executive officer compensation.	Management	1 Year	1 Year
4.	To ratify the appointment of PricewaterhouseCoopers LLP as our independent registered public accounting firm for the fiscal year ending December 31, 2023.	Management	For	For

INTELSAT S.A. Meeting Date: JUN 21, 2023 Record Date: MAY 15, 2023 Meeting Type: ANNUAL
Ticker: INTEL Security ID: L5217E120
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1.	Receive Board and Auditors' Report	Management	None	Do Not Vote
2.	Approval of the statutory stand-alone financial statements	Management	For	For
3.	Approval of the consolidated financial statements	Management	For	For
4.	Approval of discharge (quitus) to directors for proper performance of their duties	Management	For	For
5.	Approval of carry forward of net results	Management	For	For
6.	Confirmation of David Wajsgras (co-opted) as director	Management	For	For
7.	Confirmation of David Mack (co-opted) as director	Management	For	For
8a.	Re-election of Director: Roy Chestnutt	Management	For	For
8b.	Re-election of Director: Lisa Hammitt	Management	For	For
8c.	Re-election of Director: David Mack	Management	For	For
8d.	Re-election of Director: Marc Montagner	Management	For	For
8e.	Re-election of Director: Easwaran Sundaram	Management	For	For
8f.	Re-election of Director: David Wajsgras	Management	For	For
8g.	Re-election of Director: Jinhy Yoon	Management	For	For
9.	Ratification of directors' remuneration for 2022	Management	For	For
10.	Approval of directors' remuneration for 2023	Management	For	For
11.	Approval of re-appointment of KPMG Audit S.a r.l. as approved statutory auditor	Management	For	For
12.	Approval of share repurchases and treasury share holdings, pursuant to and in line with Article 9 of the articles of association of the Company (relating to communication laws)	Management	For	For

END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PGIM High Yield Bond Fund, Inc.

By: Stuart S. Parker*
       Stuart S. Parker, President

* By: /s/ Patrick McGuinness
           Attorney-in-Fact

Date: August 23, 2023

POWER OF ATTORNEY
for the PGIM Open End Fund Complex

The undersigned, directors/trustees and/or officers of each of the registered investment companies listed in Appendix A hereto, hereby authorize Andrew French, Claudia DiGiacomo, Melissa Gonzalez, Patrick McGuinness and Debra Rubano or any of them, as attorney-in-fact, to sign on his or her behalf in the capacities indicated (and not in such person’s personal individual capacity for personal financial or estate planning), the Registration Statement on Form N-1A, filed for such registered investment company or any amendment thereto (including any pre-effective or post-effective amendments) and any and all supplements or other instruments in connection therewith, including Form N-PX, Forms 3, 4 and 5 for or on behalf of each registered investment company listed in Appendix A or any current or future series thereof, and to file the same, with all exhibits thereto, with the Securities and Exchange Commission.

This Power of Attorney may be executed in multiple counterparts, each of which shall be deemed an original, but which taken together shall constitute one instrument.

/s/ Ellen S. Alberding	/s/ Laurie Simon Hodrick
Ellen S. Alberding	Laurie Simon Hodrick

/s/ Kevin J. Bannon	/s/ Christian J. Kelly
Kevin J. Bannon	Christian J. Kelly

/s/ Scott E. Benjamin	/s/ Stuart S. Parker
Scott E. Benjamin	Stuart S. Parker

/s/ Linda W. Bynoe	/s/ Brian K. Reid
Linda W. Bynoe	Brian K. Reid

/s/ Barry H. Evans	/s/ Russ Shupak
Barry H. Evans	Russ Shupak

/s/ Keith F. Hartstein	/s/ Grace C. Torres
Keith F. Hartstein	Grace C. Torres

Dated: March 30, 2023

APPENDIX A

Prudential Government Money Market Fund, Inc.
The Prudential Investment Portfolios, Inc.
Prudential Investment Portfolios 2
Prudential Investment Portfolios 3
Prudential Investment Portfolios Inc. 14
Prudential Investment Portfolios 4
Prudential Investment Portfolios 5
Prudential Investment Portfolios 6
Prudential National Muni Fund, Inc.
Prudential Jennison Blend Fund, Inc.
Prudential Jennison Mid-Cap Growth Fund, Inc.
Prudential Investment Portfolios 7
Prudential Investment Portfolios 8
Prudential Jennison Small Company Fund, Inc.
Prudential Investment Portfolios 9
Prudential World Fund, Inc.
Prudential Investment Portfolios, Inc. 10
Prudential Jennison Natural Resources Fund, Inc.
Prudential Global Total Return Fund, Inc.

Prudential Investment Portfolios 12
Prudential Investment Portfolios, Inc. 15
Prudential Investment Portfolios 16
Prudential Investment Portfolios, Inc. 17
Prudential Investment Portfolios 18
Prudential Sector Funds, Inc.
Prudential Short-Term Corporate Bond Fund, Inc.
The Target Portfolio Trust
PGIM ETF Trust
PGIM Global High Yield Fund, Inc.
PGIM High Yield Bond Fund, Inc
PGIM Short Duration High Yield Opportunities Fund

Ms. Alberding does not serve as a Trustee of the PGIM Short Duration High Yield Opportunities Fund.

Ms. Bynoe and Ms. Hodrick do not serve as Directors of PGIM High Yield Bond Fund, Inc. and PGIM Global High Yield Fund, Inc. or as Trustees of PGIM Short Duration High Yield Opportunities Fund.